COMMITMENTS AND CONTINGENT LIABILITIES:	6 Months Ended
Jun. 30, 2018
Commitments And Contingent Liabilities
COMMITMENTS AND CONTINGENT LIABILITIES:

NOTE 7 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	In April 2017, the Company engaged with an international manufacturer for ordering a large scale automated production line for manufacturing Accordion Pills in the amount of approximately €7.5 million. The order covers engineering, manufacture and assembly of the automated production line. As of June 30, 2018, the Company had transferred payments of €5.25 million (approximately $6.2 million), of which €1.5 million (approximately $1.8 million) was paid during the six-month period ended June 30, 2018, and recognized a liability in an additional amount of €1.5 million (approximately $1.7 million).

b.	In January 2018, the Company entered into a Feasibility and Option Agreement with Novartis Pharmaceuticals to explore using the Accordion Pill platform for a proprietary Novartis compound. Under the agreement and the research plan, the Company’s activities will be funded by Novartis subject to the achievement of agreed milestones.

c.	In March 2018, the Company entered into a Term Sheet for Manufacturing Services with an international manufacturer (the "Manufacturer") for the manufacture of AP-CD/LD. Under the Term Sheet, the Company will bear the costs incurred by the Manufacturer to acquire the production equipment for AP-CD/LD ("Equipment") in the amount of approximately €7.0 million, however such amount will later be reimbursed to the Company by the Manufacturer in the form of a reduction in the purchase price of the AP-CD/LD product. As of June 30, 2018, the Company had transferred payments of approximately €1.4 million (approximately $1.7 million) in costs of the Equipment and recognized it as non-current other assets.

The Term Sheet contains several termination rights which are expected to be included in a definitive manufacturing and supply agreement. According to the Term Sheet, upon early termination, the Manufacturer has the right to purchase the Equipment from the Company